Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

12. Concentrations

Revenues from the Company’s services to a limited number of customers have accounted for a substantial percentage of the Company’s total revenues. For the three months ended March 31, 2013, the Company’s two largest customers, Tiburon, Inc. (“Tiburon”), and Muratec America, Inc. (“Muratec”), which are both Resellers, accounted for 11% and 10%, respectively, of the Company’s revenue for that period. For the three months ended March 31, 2012, the Company’s two largest customers, Tiburon, Inc. (“Tiburon”) and Lexmark International, Inc. (“Lexmark”), which are both Resellers, accounted for approximately 17% and 14%, respectively, of the Company’s revenue for that period.

For the three months ended March 31, 2013 and 2012, government contracts represented approximately 45% and 41% of the Company’s net revenues, respectively. A significant portion of the Company’s sales to Tiburon and Lexmark represent ultimate sales to government agencies.

As of March 31, 2013, accounts receivable concentrations from the Company’s two largest customers were 10% and 8% of gross accounts receivable, respectively, and as of March 31, 2013, accounts receivable concentrations from the Company’s two largest customers were 22% and 0% of gross accounts receivable, respectively. Accounts receivable balances from the Company’s two largest customers at March 31, 2013 have since been partially collected.

14.	Concentration

Revenues from the Company’s services to a limited number of customers have accounted for a substantial percentage of the Company’s total revenues. For the twelve months ended December 31, 2012, the Company’s two largest customers, FormFast, Inc. (“FormFast”) and Tiburon, Inc. (“Tiburon”), which are both Resellers, accounted for approximately 16% and 12%, respectively, of the Company’s revenues for that period. For the twelve months ended December 31, 2011, the Company’s two largest customer, Careworks ("CareWorks", and Ohio Office of Budget Management ("OBM"), accounted for approximately 11% and 10% of the Company’s revenues for that period.

For the twelve months ended December 31, 2012 and 2011, government contracts represented approximately 39% and 73% of the Company’s net revenues, respectively. A significant portion of the Company’s sales to Tiburon and Lexmark represent ultimate sales to government agencies.

As of December 31, 2012, accounts receivable concentrations from the Company’s two largest customers were 0% and 6% of gross accounts receivable, respectively, and as of December 31, 2011, accounts receivable concentrations from the Company’s two largest customers were 1% and 0% of gross accounts receivable, respectively. Accounts receivable balances from the Company’s two largest customers at December 31, 2012 have since been partially collected.